RELATED PARTY TRANSACTIONS AND BALANCES (Transaction From Related Party) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Service Expenses provided by Related Parties [Abstract]
Payments for Other Fees	¥ 19,741,927		¥ 8,375,075		¥ 0
Escrow Service Expenses	20,842,153		2,735,269		0
Construction Service Fees	25,769,137		0		0
Related Party Transaction, Expenses from Transactions with Related Party	1,100,304		1,100,304		1,100,304
Jinko Power Group [Member]
Revenues [Abstract]
Revenue from Related Parties	38,895,833	$ 38,895,833	453,251,266	$ 453,251,266	35,181,217	$ 35,181,217
Related Party Transaction, Other Revenues from Transactions with Related Party	26,229,524		64,225,858		9,641,685
Revenue from Rental Services	2,177,280		2,142,018		345,600
Sweihan Pv [Member]
Revenues [Abstract]
Revenue from Related Parties	1,416,020,214		1,219,803,260		0
ReneSola [Member]
Revenues [Abstract]
Revenue from Related Parties	47,388		6,474,041		0
Purchase of Raw Materials from Related Parties [Abstract]
Related Party Costs	¥ 0		¥ 2,866,904		¥ 0